Operating Expenses	9 Months Ended
Sep. 30, 2026
Operating Expenses [Abstract]
OPERATING EXPENSES
8	OPERATING EXPENSES

For the periods ended September 30, 2026 and 2025, expenses comprised of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Cost of revenues	4,577,023	3,542,796	13,590,762	10,910,324
General and administrative expenses	7,535,417	9,103,606	22,418,420	21,287,898
Selling and marketing expenses	3,607,441	3,143,415	7,797,578	6,210,703
Research and development expenses	741,283	976,146	2,665,746	2,087,388
Total	16,461,164	16,765,963	46,472,506	40,496,313

For the periods ended September 30, 2026 and 2025, cost of revenues comprised of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Personnel expenses	1,413,141	1,147,523	4,322,895	3,991,175
Rental vehicle maintenance and repair expense	522,527	254,755	1,288,638	721,402
Data cost expenses	724,583	583,597	2,395,578	1,351,580
Depreciation and amortization expense	460,116	723,201	1,675,933	2,319,693
Operating lease expense	257,965	74,569	784,481	730,931
Commission expenses	722,109	261,792	1,661,427	547,920
Other	476,582	497,359	1,461,810	1,247,623
Total	4,577,023	3,542,796	13,590,762	10,910,324

For the periods ended September 30, 2026 and 2025, general and administrative expenses comprised of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Personnel expenses (*)	4,905,296	6,988,059	15,176,860	15,570,699
Consulting and legal expenses	1,414,916	1,053,068	3,726,346	2,836,162
Office expenses	258,775	324,994	790,844	690,894
Depreciation and amortization expense	141,127	143,483	417,295	342,557
Travelling expenses	70,372	97,115	230,675	223,535
Other	744,931	496,887	2,076,400	1,624,051
Total	7,535,417	9,103,606	22,418,420	21,287,898

(*)The amount includes share-based compensation expense of US$6,853,795 for the nine months ended September 30, 2026 (2025: US$8,991,538) and US$2,227,874 for the three months ended September 30, 2026 (2025: US$4,261,261), relating to various share awards granted to employees and non-employees. There were no new share -based awards granted and no modifications of existing awards during the period. The Group continues to recognize compensation expenses related to previously granted awards over the requisite service periods.

For the periods ended September 30, 2026 and 2025, selling and marketing expenses comprised of the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Social media expense	1,486,445	1,814,098	3,372,576	3,788,614
Advertising expense	1,741,704	1,112,663	3,235,352	1,928,427
Promotion expense	23,115	5,965	51,361	92,519
Other	356,177	210,689	1,138,289	401,143
Total	3,607,441	3,143,415	7,797,578	6,210,703